Condensed Consolidated Statement Of Cash Flows (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (5,953)	$ 16,277	$ 16,144	$ 31,141
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	37,871	29,852	70,420	60,973
Amortization of stock-based compensation costs	3,462	2,746	6,106	5,521
Payment of lender fees related to debt issuance	(46,232)		(46,232)
Provision for doubtful accounts	8,426	5,846	14,256	12,277
Deferred income taxes	(1,959)	(3,264)	(2,689)	(10,727)
(Gain) loss on divestiture of discontinued operations		(54)		83
Other	2,017	1,089	2,387	926
Change in operating assets and liabilities:
Accounts receivable	(43,935)	29,601	(80,575)	(29,525)
Inventories and other assets	870	4,759	(2,655)	(6,486)
Accounts payable	13,565	(596)	1,217	(8,178)
Income taxes	(12,950)	(7,533)	27,673	21,753
Due to third party payors	6,577	(130)	3,555	(2,024)
Other accrued liabilities	43,093	18,349	41,681	7,212
Net cash provided by operating activities	4,852	96,942	51,288	82,946
Cash flows from investing activities:
Routine capital expenditures	(33,950)	(25,670)	(58,668)	(40,485)
Development capital expenditures	(14,309)	(12,288)	(25,418)	(19,855)
Acquisitions, net of cash acquired	(651,952)	(1,794)	(659,979)	(49,490)
Sale of assets			1,714
Purchase of insurance subsidiary investments	(9,220)	(9,840)	(17,037)	(24,118)
Sale of insurance subsidiary investments	8,533	8,622	27,189	61,833
Net change in insurance subsidiary cash and cash equivalents	(2,744)	(1,926)	(4,044)	(7,501)
Change in other investments		2	1,000	2
Other	(161)	609	(29)	581
Net cash used in investing activities	(703,803)	(42,285)	(735,272)	(79,033)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	654,900	262,400	1,100,100	652,000
Repayment of borrowings under revolving credit	(814,900)	(319,000)	(1,275,100)	(659,600)
Proceeds from issuance of senior unsecured notes	550,000		550,000
Proceeds from issuance of term loan, net of discount	693,000		693,000
Repayment of other long-term debt	(345,666)	(21)	(345,688)	(42)
Payment of deferred financing costs	(6,443)	(31)	(6,860)	(53)
Issuance of common stock	1,604		3,019	35
Other	355	222	744	346
Net cash provided by (used in) financing activities	732,850	(56,430)	719,215	(7,314)
Change in cash and cash equivalents	33,899	(1,773)	35,231	(3,401)
Cash and cash equivalents at beginning of period	18,500	14,675	17,168	16,303
Cash and cash equivalents at end of period	52,399	12,902	52,399	12,902
Supplemental information:
Issuance of common stock in RehabCare acquisition	300,426		300,426
Financing costs/Interest payments	4,056	1,391	6,944	2,266
Income tax payments (refunds)	11,503	21,965	(13,283)	10,553
RehabCare Acquisition [Member]
Supplemental information:
Financing costs/Interest payments	$ 13,074		$ 13,074